Note 8 - Deposits (Details Textual) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Deposit Liabilities Reclassified as Loans Receivable	$ 284,000	$ 529,000
Minimum Average Yearly Cash Balance With Federal Reserve	$ 0	$ 0